Note 6 - Investments in Equity Method Investees (Details Textual) - JPY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Proceeds from Equity Method Investment, Distribution			¥ 51,083	¥ 48,510
Payments to Acquire Equity Method Investments			99,000	338,166	¥ 338,240
Investments in Equity Method Investees [Member]
Equity-method Goodwill	¥ 7,197		¥ 7,197	¥ 57,197
e-Corporation [Member]
Proceeds from Sale of Equity Method Investments	¥ 2,000
JOCDN [Member]
Payments to Acquire Equity Method Investments		¥ 99,000